SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 33 — SUBSEQUENT EVENTS

I) On March 15, 2023, the Company, in addition to the Material Fact disclosed on November 25, 2022, informed its shareholders and the market in general that the transaction between its subsidiary Gerdau Next S.A. (“Gerdau Next”) and Fundo Newave Energia I Advisory Fundo de Investimento em Participações Multiestratégia (“NW Capital”), as investors, with Newave Energia S.A. (“Newave”) was concluded, after observance of the respective precedent conditions, aiming at (i) the subscription of equity interest in the capital stock of Newave by Gerdau Next and NW Capital, in the proportions of 33.33% and 66.67%, respectively; and (ii) the long-term acquisition of energy, by the Company and its subsidiaries, of 30% of the energy generated by the energy generation projects directly or indirectly held by Newave and its subsidiaries, on a self-production basis. In this first phase of the transaction, Gerdau Next subscribed R$ 500,000, which must be paid in up to 18 months, according to capital calls and conditions and provided that the conditions relates to the capital contributions agreed with Newave. The operation aims to generate greater cost competitiveness in the steel business and provide the Company with a clean energy supply and strives to achieve the carbon emission reduction targets set by the Company.